Outstanding Debt - Summary of Various Notes Issued (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Debt Instrument [Line Items]
Principal	$ 4.5
Unamortized Discount	(2.5)
Carrying value	$ 2.0
December 4, 2018 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 04, 2018
Interest rate	8.00%
Conversion price	$ 1.75
Principal	$ 1.7
Carrying value	$ 1.7
March 1, 2019 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 01, 2019
Interest rate	8.00%
Conversion price	$ 1.75
Principal	$ 0.6
Unamortized Discount	(0.5)
Carrying value	$ 0.1
March 21, 2019 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 21, 2019
Interest rate	8.00%
Conversion price	$ 1.75
Principal	$ 0.4
Unamortized Discount	(0.2)
Carrying value	$ 0.2
December 4, 2019 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 04, 2019
Interest rate	8.00%
Conversion price	$ 1.75
Principal	$ 0.9
Unamortized Discount	$ (0.9)
March 1, 2020 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 01, 2020
Interest rate	8.00%
Conversion price	$ 1.75
Principal	$ 0.8
Unamortized Discount	$ (0.8)
March 21, 2020 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 21, 2020
Interest rate	8.00%
Conversion price	$ 1.75
Principal	$ 0.1
Unamortized Discount	$ (0.1)
Long Term Convertible Notes Payable [Member] | 8.0% July 2019 Notes [Member]
Debt Instrument [Line Items]
Interest rate		8.00%
Conversion price		$ 1,500
Principal		$ 2.0